Other Disclosures - Fees to Auditors (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fees to Auditors Appointed at the Annual General Meeting
Audit services	kr 4.9	kr 1.9	kr 1.1
Audit-related services	1.0	2.3	0.1
Tax and VAT services	0.3	0.5	0.4
Other services		2.4	0.1
Total	6.2	7.1	1.7
Fees for other services	kr 1.3	kr 5.2	kr 0.6